Investment properties, net (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [Line Items]
Beginning balance	₩ 353,680	₩ 269,910
Depreciation	(1,176)	(678)	₩ (669)
Others	(67,790)	84,448
Endings balance	284,714	353,680	269,910
Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	353,744	269,923
Depreciation	(1,178)	(679)
Others	(67,769)	84,500
Endings balance	284,797	353,744	269,923
Acquisition cost [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	365,589
Endings balance	300,370	365,589
Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(11,845)
Endings balance	(15,573)	(11,845)
Government grants [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(64)	(13)
Depreciation	2	1
Others	(21)	(52)
Endings balance	(83)	(64)	(13)
Investment property - Land [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	336,421	253,960
Depreciation	0	0
Others	(72,216)	82,461
Endings balance	264,205	336,421	253,960
Investment property - Land [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	336,421	253,960
Others	(72,216)	82,461
Endings balance	264,205	336,421	253,960
Investment property - Land [Member] | Acquisition cost [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	336,421
Endings balance	264,205	336,421
Investment property - Buildings [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	17,259	15,950
Depreciation	(1,176)	(678)
Others	4,426	1,987
Endings balance	20,509	17,259	15,950
Investment property - Buildings [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	17,323	15,963
Depreciation	(1,178)	(679)
Others	4,447	2,039
Endings balance	20,592	17,323	15,963
Investment property - Buildings [Member] | Acquisition cost [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	29,168
Endings balance	36,165	29,168
Investment property - Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(11,845)
Endings balance	(15,573)	(11,845)
Investment property - Buildings [Member] | Government grants [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(64)	(13)
Depreciation	2	1
Others	(21)	(52)
Endings balance	₩ (83)	₩ (64)	₩ (13)